Schedule of Tax Effects Allocated to Each Component of Other Comprehensive Gain (Loss) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Components Of Other Comprehensive Income Loss [Line Items]
Foreign currency translation adjustment	$ 15,993	$ 6,211	$ (39,378)
Unrealized (loss) gain on cash flow hedging instruments	(961)	(1,321)	3,716
Income tax benefit (expense)	259	356	(1,003)
Unrealized (loss) gain on cash flow hedging instruments, net of tax	(702)	(965)	2,713
Reclassification of (gain) loss on cash flow hedging instruments into earnings	(491)	442	(2,730)
Income tax expense (benefit)	133	(119)	737
Reclassification of (gain) loss on cash flow hedging instruments into earnings, net of tax	(358)	323	(1,993)
Unrealized gain (loss) on available-for-sale securities	51	27	(12)
Income tax (expense) benefit	(66)	(13)	4
Unrealized (loss) gain on available-for-sale securities, net of tax	(15)	14	(8)
Other comprehensive gain (loss)	$ 14,918	$ 5,583	$ (38,666)